UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Intangible assets	$ 2,700.5	$ 2,748.7
Goodwill	2,246.3	2,270.0
Property, plant and equipment	481.0	441.9
Right-of-use assets	402.9	317.1
Non-current financial assets	9.0	9.2
Other non-current assets	56.7	73.5
Deferred tax assets	155.6	161.7
TOTAL NON-CURRENT ASSETS	6,052.0	6,022.1
CURRENT ASSETS
Inventories	1,241.0	1,099.6
Accounts receivable, net	425.5	599.8
Prepaid expenses and other receivables	219.2	162.3
Current tax assets	51.1	6.6
Cash and cash equivalents	255.9	483.4
TOTAL CURRENT ASSETS	2,192.7	2,351.7
TOTAL ASSETS	8,244.7	8,373.8
EQUITY (DEFICIT)
Share capital	16.9	642.2
Share premium	2,133.4	0.0
Capital reserve	2,789.2	227.2
Cash flow hedge reserve	8.4	(10.6)
Accumulated deficit and other	(941.3)	(1,019.0)
Equity (deficit) attributable to equity holders of the parent company	4,006.6	(160.2)
Non-controlling interests	7.1	3.4
TOTAL EQUITY (DEFICIT)	4,013.7	(156.8)
LONG-TERM LIABILITIES
Lease liabilities	329.8	250.4
Loans from financial institutions	2,013.9	1,863.4
Loans from related parties	0.0	4,077.0
Defined benefit pension liabilities	16.5	23.9
Other long-term liabilities	23.0	29.4
Provisions	5.4	5.5
Long-term tax liabilities	11.4	32.1
Deferred tax liabilities	660.2	675.0
TOTAL LONG-TERM LIABILITIES	3,060.2	6,956.7
CURRENT LIABILITIES
Interest-bearing liabilities	31.6	381.0
Lease liabilities	101.7	89.4
Accounts payable	454.3	426.5
Other current liabilities	555.0	567.5
Provisions	28.2	29.9
Current tax liabilities	0.0	79.6
TOTAL CURRENT LIABILITIES	1,170.8	1,573.9
TOTAL LIABILITIES	4,231.0	8,530.6
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT) AND LIABILITIES	$ 8,244.7	$ 8,373.8